SHARE-BASED COMPENSATION - Summary of the Share Options Activities (Details) - $ / shares	1 Months Ended			9 Months Ended
	Apr. 30, 2024	Nov. 30, 2023	Nov. 30, 2018	Sep. 30, 2025
Number of shares
Outstanding at the beginning of the period (in shares)				1,832,918
Granted (in shares)				147,500
Exercised (in shares)				(12,410)
Forfeited (in shares)				(625)
Outstanding at the end of the period (in shares)				1,967,383
Vested and expected to vest at the end of the period (in shares)				1,967,383
Exercisable at the end of the period (in shares)				1,697,933
Outstanding at the beginning of the period (in dollars per share)				$ 1.07
Granted (in dollars per share)				0.43
Exercised (in dollars per share)				0.45
Forfeited (in dollars per share)				1.06
Outstanding at the end of the period (in dollars per share)				1.02
Vested and expected to vest at the end of the period (in dollars per share)				1.02
Exercisable at the end of the period (in dollars per share)				$ 1.1
Weighted remaining contractual years
Vested and expected to vest at the end of the period				4 years 2 months 23 days
Exercisable at the end of the period				4 years 5 months 26 days
Options
Number of shares
Cancelled (in shares)			1,772,584
Granted (in dollars per share)	$ 0.43	$ 0.48